Labor obligations (Tables)	12 Months Ended
Dec. 31, 2019
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2019	2018	2017
Discount rate (see note 5 a.)	8.00%	9.00%	7.75%
Expected rate of salary increase	5.80%	5.80%	4.50%
Average longevity at retirement age for current pensioners (years)	14	13	14
Inflation	5.00%	4.00%	3.50%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2019		2018		2017
Service cost:
Current service cost	Ps.	7,465	Ps.	7,467	Ps.	7,995
Net interest expense		7,156		7,677		7,672
Components of defined benefit costs recognized in profit or loss		14,621		15,144		15,667
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(161)		(10,131)		—
Actuarial gains and losses arising from experience adjustments		12,995		(14,042)		4,199
Components of defined benefit costs recognized in other comprehensive income (loss)		12,834		(24,173)		4,199
Total	Ps.	27,455	Ps.	(9,029)	Ps.	19,866

Schedule of the amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans

		December 31,
	2019		2018		2017
Present value of defined benefit obligations	Ps.	106,160	Ps.	79,905	Ps.	127,479

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2019		2018		2017
Present value of defined benefit obligation as of January 1,	Ps.	79,905	Ps.	127,479	Ps.	111,921
Current service cost		7,465		7,467		7,995
Interest cost		7,156		7,677		7,672
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		(161)		(10,131)		—
Actuarial gains and losses arising from experience adjustments		12,995		(14,042)		4,199
Benefits paid		(1,200)		(38,545)		(4,308)
Present value of defined benefit obligation	Ps.	106,160	Ps.	79,905	Ps.	127,479

Schedule of expected cash flows from pension plans and seniority premium benefits

			Seniority premium
Year	Pensions plan		benefits		Total
2020	Ps.	450	Ps.	823	Ps.	1,273
2021		1,869		919		2,788
2022		1,604		1,135		2,739
2023		1,707		1,243		2,950
From 2024 and subsequently		53,166		12,897		66,063
Total	Ps.	58,796	Ps.	17,017	Ps.	75,813